Average Annual Total Returns{- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund Retail PRO-09 - Fidelity® Equity-Income Fund	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Equity-Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Equity-Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	24.38%	12.02%	12.51%	21.30%	10.06%	10.77%	16.03%	9.14%	9.90%	25.37%	11.00%	12.89%